Allowance for Doubtful Accounts - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Allowance For Doubtful Accounts Receivable [Line Items]
Vendor receivable, allowance for doubtful accounts	$ 4	$ 5	$ 3